Note 15 - Commitments - Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
2023, operating	$ 169,000
2023, finance	308,000
2024, operating	169,000
2024, finance	308,000
2025, operating	169,000
2025, finance	314,000
2026, operating	134,000
2026, finance	320,000
2027, operating	27,000
2027, finance	320,000
2026 and thereafter, operating	95,000
2026 and thereafter, finance	3,207,000
Total undiscounted cash flows, operating	763,000
Total undiscounted cash flows, finance	4,777,000
Impact of present value discount, operating	(40,000)
Impact of present value discount, finance	(966,000)
Finance Lease, Liability, Total	3,811,000
Accrued Interest Payable and Other Liabilities [Member]
Operating Lease, Liability, Total	$ 723,000	$ 878,000